      As filed with the Securities and Exchange Commission on July 23, 2004

                                File No. 33-3920
                                File No. 811-4615

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

     Pre-Effective Amendment No._____                                      / /

     Post-Effective Amendment No. 38                                       /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                             /X/

     Amendment No. 38                                                      /X/

                        HARTFORD HLS SERIES FUND II, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-4586

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                       Life Law Group - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:

                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116

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It is proposed that this filing will become effective (check appropriate box):

          / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on August 18, 2004 pursuant to paragraph (b) of Rule 485
          / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on ________________ pursuant to paragraph (a)(1) of Rule 485 / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485 / / on __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                        HARTFORD HLS SERIES FUND II, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-    Cover Sheet
-    Contents of Registration Statement
-    Explanatory Note
-    Signature Page

                                EXPLANATORY NOTE

          This Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A for Hartford HLS Series Fund II, Inc. incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part B) and Other Information relating to Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund contained in Post-Effective Amendment No. 37, which was filed with the Securities and Exchange Commission on May 27, 2004. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 37 to August 18, 2004.

          The Registrant's updated Prospectus, Statement of Additional Information and Other Information, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before August 18, 2004.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 23rd day of July, 2004.


                                      HARTFORD HLS SERIES FUND II, INC.


                                      By:             *
                                         ----------------------------------
                                             David M. Znamierowski
                                             Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                           TITLE                           DATE
---------                           -----                           ----
                *                   President                       July 23, 2004
---------------------------------   (Chief Executive Officer)
David M. Znamierowski

                *                   Controller & Treasurer          July 23, 2004
---------------------------------   (Chief Accounting Officer and
George R. Jay                       Chief Financial Officer)

                *                   Director                        July 23, 2004
---------------------------------
Lynn S. Birdsong

                *                   Director                        July 23, 2004
---------------------------------
Winifred E. Coleman

                *                   Director                        July 23, 2004
---------------------------------
Robert M. Gavin, Jr.

                *                   Director                        July 23, 2004
---------------------------------
Duane E. Hill

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
                *                   Chairman of the Board and       July 23, 2004
---------------------------------   Director
Thomas M. Marra

                *                   Director                        July 23, 2004
---------------------------------
Phillip O. Peterson

                *                   Director                        July 23, 2004
---------------------------------
Millard H. Pryor, Jr.

                *                   Director                        July 23, 2004
---------------------------------
Lowndes A. Smith

/s/ Kevin J. Carr                                                   July 23, 2004
---------------------------------
* By Kevin J. Carr
     Attorney-in-fact